Capital Risk Management	12 Months Ended
Dec. 31, 2021
Capital Risk Management
Capital Risk Management

17. Capital Risk Management

The Partnership’s objectives when managing capital are to safeguard the Partnership’s ability to continue as a going concern and to pursue future growth opportunities. Among other metrics, the Partnership monitors capital using a total indebtedness to total assets ratio (Note 7), which is defined under certain of the Partnership’s credit facilities as total debt and derivative financial instruments divided by total assets. The total indebtedness to total assets ratio is as follows:

	As of
	December 31,
	2020	2021
Borrowings—current portion	104,908	99,307
Borrowings—non-current portion	1,180,635	986,451
Lease liabilities—current portion	332	10,342
Lease liabilities —non-current portion	112	45,556
Derivative financial instruments—current liability	8,185	5,184
Derivative financial instruments—non-current liability	12,152	4,061
Total indebtedness	1,306,324	1,150,901
Total assets	2,333,048	2,131,733
Total indebtedness/total assets	56.0%	54.0%